Reconciliation of Effective Tax Rate with Federal Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of effective tax rate with the federal statutory tax rate
Tax benefit (expense) from continuing operations					$ (41,051)	$ (72,743)	$ 32,433
State tax provision from continuing operations					(956)	(10,600)	4,726
Percentage depletion and related deductions					7,461	0	3,093
Change in valuation allowance					(12,651)	(6,032)	2,734
Non-deductible imputed interest					(525)	(808)	(1,718)
Uncertain tax positions					(9,849)	(1,279)	(299)
U.S. and foreign non-deductible expenses					(4,206)	(10,648)	(9,052)
Foreign exchange rates					(10,416)	(4,440)	(7,066)
Foreign inflation and indexing					712	(3,829)	(3,352)
Foreign tax rate differences					3,967	22,795	(9,861)
Foreign withholding and other foreign taxes					(5,861)	(23,246)	(2,986)
Foreign tax credits and other, net					4,763	(3,507)	829
Income tax provision from continuing operations	$ (23,134)	$ (23,862)	$ (33,654)	$ (39,298)	$ (68,612)	$ (114,337)	$ 9,481